Retirement Benefit Schemes - Summary of Movements in Funded Scheme Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	£ 518
Fair value of scheme assets at 31 December	1,029	£ 518
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	(165)
Fair value of scheme assets at 31 December	378	(165)
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	683
Fair value of scheme assets at 31 December	651	683
Plan assets [member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	11,925	12,350
Differences on exchange	(332)	270
Settlements		(10)
Interest on scheme assets	396	370
Company contributions	82	221
Contributions by scheme members	3
Benefits paid	(721)	(745)
Actuarial gains/(losses)	507	(531)
Fair value of scheme assets at 31 December	11,860	11,925
Assets	11,860	11,925
Plan assets [member] | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	1,228	1,138
Bonds	2,746	5,936
Other assets	562	628
Plan assets [member] | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	1,093	989
Bonds	2,491	1,756
Other assets	3,740	1,478
Plan assets [member] | Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	11,747	12,157
Differences on exchange	(326)	262
Settlements		(10)
Interest on scheme assets	388	362
Company contributions	82	176
Contributions by scheme members	3
Benefits paid	(704)	(684)
Actuarial gains/(losses)	492	(516)
Fair value of scheme assets at 31 December	11,682	11,747
Assets	11,682	11,747
Plan assets [member] | Pension Schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	1,221	1,133
Bonds	2,739	5,925
Other assets	549	618
Plan assets [member] | Pension Schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	1,025	930
Bonds	2,417	1,672
Other assets	3,731	1,469
Plan assets [member] | Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	178	193
Differences on exchange	(6)	8
Interest on scheme assets	8	8
Company contributions		45
Benefits paid	(17)	(61)
Actuarial gains/(losses)	15	(15)
Fair value of scheme assets at 31 December	178	178
Assets	178	178
Plan assets [member] | Healthcare Schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	7	5
Bonds	7	11
Other assets	13	10
Plan assets [member] | Healthcare Schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	68	59
Bonds	74	84
Other assets	£ 9	£ 9